NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2017
Accounting Changes and Error Corrections [Abstract]
NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS	NOTE 7 – NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS No new accounting standards have been adopted since the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2016 was filed.